Stock Options and Warrants - Warrants Issued in Connection with October 2014 Financing - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock		$ 8.64
Series-A and Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock	$ 3.30	10.35
Warrant exercise price	$ 1.7933	$ 8.64
Stock price volatility	89.30%	83.00%
Options and warrant expected term	4 years 3 months 15 days	5 years 3 months 15 days
Dividend rate	0.00%	0.00%
Series-A and Placement Agent Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock	$ 1.7933
Series-A and Placement Agent Warrants [Member] | U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.59%	1.63%
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock		$ 10.35
Warrant exercise price		$ 8.64
Stock price volatility		33.40%
Options and warrant expected term		3 months 11 days
Dividend rate		0.00%
Series B Warrants [Member] | U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.02%
Series C warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock		$ 10.35
Warrant exercise price		$ 8.64
Stock price volatility		33.40%
Options and warrant expected term		9 months 15 days
Dividend rate		0.00%
Series C warrants [Member] | U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.02%